Fair Value Measurements - Schedule of Fair Value Measurement of FPA (Details)	Sep. 30, 2024	Feb. 02, 2024
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.63	4.14
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.37	4.53
Expected life [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	2.1	2.8
Expected volatility of underlying stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	107.5	70
Dividends [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0	0